Schedule of Investments
February 27, 2026 (unaudited)
One Rock Fund

				Shares or Principal
Security Description				Amount ($)	Fair Value ($)(1)

Common Stocks - 98.57%

Air Transportation, Scheduled - 1.77%
United Airlines Holdings, Inc. (2)				6,000	637,800

Communications Equipment, NEC - 5.78%
Lumentum Holdings, Inc. (2)				2,970	2,081,703

Computer Storage Devices - 10.75%
Sandisk Corp. (2)				5,210	3,310,226
Western Digital Corp. (2)				2,000	559,400

					3,869,626

Construction - Special Trade Contractors - 1.93%
Argan, Inc.				1,536	693,120

Drawing And Insulating Nonferrous Wire - 1.34%
Corning, Inc.				3,200	481,216

Electrical Industrial Apparatus - 5.82%
Bloom Energy Corp. (2)				13,450	2,093,762

Electronic & Other Electrical Equipment - 1.65%
GE Vernova, Inc.				680	594,048

Electronic Components, NEC - 5.31%
Vertiv Holdings Co. (2)				2,200	560,758
Vicor Corp. (2)				6,700	1,349,380

					1,910,138

Engines & Turbines - 1.13%
BWX Technologies, Inc.				1,970	405,781

Finance Services - 2.05%
Circle Internet Group, Inc. (2)				3,500	292,040
SoFi Technologies, Inc. (2)				25,100	445,776

					737,816

Guided Missiles & Space Vehicles & Parts - 1.31%
Rocket Lab USA, Inc. (2)				6,800	469,880

Heavy Construction Other Than Building Construction - Contractors - 1.19%
Sterling Infrastructure, Inc. (2)				1,000	428,130

Laboratory Analytical Instruments - 2.60%
Coherent, Inc. (2)				3,620	937,327

Metal Mining - 0.06%
Southern Copper Corp.				101	22,016

Personal Credit Institutions - 1.11%
Affirm Holdings, Inc. (2)				8,500	399,330

Printed Circuit Boards - 5.11%
Celestica, Inc. (2)				6,630	1,840,687

Pumps & Pumping Equipment - 0.96%
ITT, Inc. (2)				1,700	344,097

Retail-Furniture Stores - 0.78%
Restoration Hardware Holdings, Inc. (2)				1,700	281,707

Search, Detection, Navigation, Guidance, Aeronautical System - 0.85%
Nextracker, Inc. (2)				2,900	304,790

Security Brokers, Dealers & Flotation Companies - 3.70%
The Goldman Sachs Group, Inc.				727	624,907
Robinhood Markets, Inc. (2)				9,300	705,405

					1,330,312

Semiconductors & Related Devices - 17.66%
Astera Labs, Inc. (2)				2,700	320,841
Credo Technology Group Holding Ltd. (Cayman Islands) (2)				1,600	179,632
FormFactor, Inc. (2)				5,800	573,504
Micron Technology, Inc.				6,300	2,597,931
NVIDIA Corp.				11,650	2,064,264
Photronics, Inc. (2)				2,500	93,575
Taiwan Semiconductor Manufacturing Co., Ltd. (2)				100	37,458
Tower Semiconductor Ltd. (2)				3,908	487,992

					6,355,196

Services-Computer Integrated Systems Design - 0.60%
IonQ, Inc. (2)				5,600	214,872

Services-Computer Programming, Data Processing, Etc. - 2.80%
Alphabet, Inc. Class A				2,400	748,224
Meta Platforms, Inc.				400	259,272

					1,007,496

Services-Engineering Services - 0.69%
Willdan Group, Inc. (2)				2,800	249,592

Services-Prepackaged Software - 14.19%
Cloudflare, Inc. Class A (2)				5,100	878,169
MongoDB, Inc. Class A (2)				7,530	2,473,379
Palantir Technologies, Inc. (2)				12,810	1,757,404

					5,108,952

Water, Sewer, Pipeline, Comm & Power Line Construction - 2.82%
ASML Holding N.V. ADR (2)				200	290,112
Lam Research Corp. (2)				3,100	725,059

					1,015,171

Steel Works, Blast Furnaces Rolling Mills (Coke Ovens) - 1.34%
Steel Dynamics, Inc.				2,500	482,825

Water, Sewer, Pipeline, Comm & Power Line Construction - 1.40%
Dycom Industries, Inc. (2)				1,200	504,024

Steel Works, Blast Furnaces & Rolling & Finishing Mills - 1.88%
Carpenter Technology Corp.				1,700	676,719

Total Common Stock				(Cost $ 26,569,415)	35,478,131

Money Market Registered Investment Companies - 0.33%

Federated Government Obligations Fund Institutional Shares - 3.54% (3)				117,858	117,858

Total Money Market Registered Investment Companies				(Cost $ 117,858)	117,858

Total Investments - 98.91%				(Cost $ 27,650,708)	35,595,990

Other Assets Less Liabilities - 1.09%					397,225

Total Net Assets - 100.00%					35,993,214

Futures Contracts (2)

					Value and
					Unrealized
	Long (Short)		Notional Value of		Appreciation
	Contracts	Expiration Date	Contracts ($)	Value	(Depreciation)($)**
Index Futures
E-Mini Nasdaq 100	1	3/20/2026	507,292	500,095	(7,197)

				(Cost $ 507,292)	(7,197)

Options (2)

		Long (Short)		Notional Value of	Fair
		Contracts	Expiration Date	Contracts ($)	Value ($)
Call Options Written
Rocket Lab USA, Inc., Call @ $73.00		-5	2/27/2026	(36,500)	(1,337)

Total Call Options Written		-5		(36,500)	(1,337)

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of February 27, 2026 in valuing the Fund's assets carried at fair value:

				Investments in	Other Financial
Valuation Inputs				Securities	Instruments (9)
Level 1 - Quoted Prices				$35,595,990	$-
Level 2 - Other Significant Observable Inputs				-	-
Level 3 - Significant Unobservable Inputs				-	-
Total				$35,595,990	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Investment in affiliate. The yield shown represents the 7-day yield in effect at February 27, 2026.